Summary of Significant Accounting Policies (Details) - Rail	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Monthly participant fee	$ 2.50
Transfers from (to) other plans	$ (17,486,000)